Vanguard Utilities Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)1
Electric Utilities (56.5%)
NextEra Energy Inc.	2,723,608	636,834
Duke Energy Corp.	4,142,025	365,202
Southern Co.	5,692,059	352,851
American Electric Power Co. Inc.	2,807,183	256,436
Exelon Corp.	5,523,352	245,237
Xcel Energy Inc.	2,927,818	180,031
Eversource Energy	1,839,673	152,031
FirstEnergy Corp.	3,069,796	146,399
Edison International	2,035,715	140,668
PPL Corp.	4,105,952	139,726
Entergy Corp.	1,130,391	131,566
Evergy Inc.	1,338,708	84,700
Alliant Energy Corp.	1,254,254	66,475
Pinnacle West Capital Corp.	638,432	55,793
OGE Energy Corp.	1,137,969	47,863
IDACORP Inc.	286,610	30,108
Portland General Electric Co.	508,335	28,218
Hawaiian Electric Industries Inc.	619,860	27,069
ALLETE Inc.	293,216	23,490
PNM Resources Inc.	453,348	21,965
Avangrid Inc.	351,925	17,082
El Paso Electric Co.	231,513	15,701
MGE Energy Inc.	196,803	15,256
Otter Tail Corp.	202,879	9,974
Spark Energy Inc. Class A	64,299	709
		3,191,384
Gas Utilities (4.9%)
Atmos Energy Corp.	671,867	71,863
UGI Corp.	1,186,896	51,689
ONE Gas Inc.	299,984	26,660
Southwest Gas Holdings Inc.	309,113	23,418
Spire Inc.	289,143	22,386
New Jersey Resources Corp.	512,075	21,784
National Fuel Gas Co.	440,973	19,853
South Jersey Industries Inc.	524,493	16,385
Northwest Natural Holding Co.	172,807	11,884
Chesapeake Utilities Corp.	93,443	8,516
Star Group LP	268,391	2,520
		276,958
Independent Power and Renewable Electricity Producers (4.4%)
AES Corp.	3,774,127	71,369
NRG Energy Inc.	1,438,253	57,142
Vistra Energy Corp.	2,096,471	55,619
NextEra Energy Partners LP	318,761	16,936
Ormat Technologies Inc.	217,749	16,734
Pattern Energy Group Inc. Class A	501,977	13,814
Clearway Energy Inc.	352,523	6,990
TerraForm Power Inc. Class A	355,558	5,515

Clearway Energy Inc. Class A		262,236	4,977
			249,096
Multi-Utilities (29.7%)
Dominion Energy Inc.		4,672,472	388,329
Sempra Energy		1,560,771	229,855
Public Service Enterprise Group Inc.		2,874,399	170,481
Consolidated Edison Inc.		1,888,182	164,064
WEC Energy Group Inc.		1,793,207	158,968
DTE Energy Co.		1,042,036	130,192
Ameren Corp.		1,397,354	103,865
CMS Energy Corp.		1,613,339	98,898
CenterPoint Energy Inc.		2,855,102	70,121
NiSource Inc.		2,122,428	56,138
MDU Resources Group Inc.		1,131,719	32,865
Black Hills Corp.		347,374	26,598
NorthWestern Corp.		287,119	20,549
Avista Corp.		375,880	17,772
Unitil Corp.		84,532	5,160
			1,673,855
Water Utilities (4.1%)
American Water Works Co. Inc.		1,027,003	124,298
Aqua America Inc.		1,226,620	54,302
American States Water Co.		209,732	17,888
California Water Service Group		273,266	14,046
SJW Group		137,473	9,736
Middlesex Water Co.		94,165	5,915
York Water Co.		73,238	3,247
* AquaVenture Holdings Ltd.		108,557	2,416
			231,848
Total Common Stocks (Cost $4,857,400)			5,623,141
	Coupon
Temporary Cash Investment (0.1%)1
2 Vanguard Market Liquidity Fund (Cost
$5,562)	1.841%	55,615	5,562
Total Investments (99.7%) (Cost $4,862,962)			5,628,703
Other Assets and Liabilities-Net (0.3%)			16,211
Net Assets (100%)			5,644,914

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of swap contracts. After giving effect to swap investments, the fund's effective common stock and temporary cash investment positions represent
100.0% and (0.3%), respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Southern Co.	9/2/20	BOANA	15,665	(1.785)	—	(32)

Utilities Index Fund

Alliant Energy Corp.

2/4/20

GSI 5,076 (1.733)

9 —

1 Payment received/paid monthly.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index.
Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount.
At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by

Utilities Index Fund

either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,623,141	—	—
Temporary Cash Investments	5,562	—	—
Swap Contracts—Assets	—	9	—
Swap Contracts—Liabilities	—	(32)	—
Total	5,628,703	(23)	—